Premiums Receivable	12 Months Ended
Dec. 31, 2018
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Premiums Receivable
11	PREMIUMS RECEIVABLE
As at 31 December 2018, the carrying value of premiums receivable within one year was RMB15,607 million (as at 31 December 2017: RMB14,079 million).